UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31
Date of reporting period:	July 31, 2016

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Investors Trust

Quarterly portfolio holdings 7/31/16

Fund's investmentsInvestors Trust

As of 7-31-16 (unaudited)
	Rate (%	)	Maturity date	Par value^		Value
Corporate bonds 136.2% (88.0% of Total investments)						$210,900,348
(Cost $211,192,265)
Consumer discretionary 23.2%						35,906,665
Auto components 2.5%
American Axle & Manufacturing, Inc.	6.250		03-15-21		1,000,000	1,045,000
Lear Corp. (Z)	5.250		01-15-25		1,210,000	1,291,653
Nemak SAB de CV (S)	5.500		02-28-23		550,000	570,625
The Goodyear Tire & Rubber Company	5.000		05-31-26		950,000	1,001,063
Automobiles 1.0%
Fiat Chrysler Automobiles NV (L)(Z)	5.250		04-15-23		700,000	707,000
General Motors Company (Z)	4.000		04-01-25		400,000	413,173
General Motors Financial Company, Inc. (Z)	3.450		04-10-22		380,000	387,856
Hotels, restaurants and leisure 2.4%
GLP Capital LP (Z)	5.375		04-15-26		450,000	479,813
International Game Technology PLC (S)(Z)	6.500		02-15-25		1,785,000	1,883,175
Mohegan Tribal Gaming Authority (L)(Z)	9.750		09-01-21		1,240,000	1,334,550
Waterford Gaming LLC (H)(S)	8.625		09-15-14		377,791	0
Household durables 1.0%
Lennar Corp. (Z)	4.875		12-15-23		650,000	671,125
Toll Brothers Finance Corp. (Z)	4.875		11-15-25		875,000	894,688
Internet and catalog retail 1.3%
Expedia, Inc. (S)(Z)	5.000		02-15-26		1,000,000	1,065,524
QVC, Inc. (Z)	5.950		03-15-43		1,000,000	968,154
Media 11.6%
Cablevision Systems Corp.	7.750		04-15-18		450,000	482,063
Cablevision Systems Corp.	8.000		04-15-20		750,000	781,875
CCO Holdings LLC	5.125		02-15-23		1,350,000	1,396,406
CCO Holdings LLC (S)	5.750		02-15-23		1,500,000	1,582,500
Cengage Learning, Inc. (S)	9.500		06-15-24		850,000	889,313
Grupo Televisa SAB	4.625		01-30-26		725,000	804,319
Grupo Televisa SAB	8.490		05-11-37	MXN	11,700,000	619,347
McGraw-Hill Global Education Holdings LLC (L)(S)(Z)	7.875		05-15-24		885,000	934,781
MDC Partners, Inc. (S)	6.500		05-01-24		955,000	923,963
Myriad International Holdings BV (S)	5.500		07-21-25		915,000	977,906
Nielsen Finance LLC (L)(S)(Z)	5.000		04-15-22		800,000	825,000
Outfront Media Capital LLC	5.250		02-15-22		900,000	929,250
Outfront Media Capital LLC	5.875		03-15-25		485,000	517,131
Sirius XM Radio, Inc. (S)	5.375		07-15-26		720,000	733,954
Sirius XM Radio, Inc. (S)	6.000		07-15-24		925,000	983,969
Time Warner Cable, Inc. (Z)	4.500		09-15-42		1,515,000	1,472,566
Time Warner Cable, Inc. (Z)	8.250		04-01-19		375,000	435,415
Viacom, Inc. (Z)	4.375		03-15-43		1,000,000	863,938
Virgin Media Secured Finance PLC (S)	5.375		04-15-21		900,000	936,000
WMG Acquisition Corp. (S)	6.000		01-15-21		868,000	902,720
Specialty retail 2.4%
Group 1 Automotive, Inc. (S)(Z)	5.250		12-15-23		1,500,000	1,488,750
Jo-Ann Stores Holdings, Inc., PIK (S)	9.750		10-15-19		500,000	440,000
L Brands, Inc.	6.950		03-01-33		1,710,000	1,727,100
Textiles, apparel and luxury goods 1.0%
PVH Corp. (Z)	4.500		12-15-22		1,500,000	1,545,000

2SEE NOTES TO FUND'S INVESTMENTS

Investors Trust

	Rate (%	)	Maturity date	Par value^	Value
Consumer staples 5.4%					$8,374,222
Beverages 0.6%
Corporacion Lindley SA (S)	4.625		04-12-23	73,000	75,738
SABMiller Holdings, Inc. (S)(Z)	3.750		01-15-22	750,000	814,943
Food and staples retailing 2.5%
Office Depot de Mexico SA de CV (S)	6.875		09-20-20	1,610,000	1,702,575
Performance Food Group, Inc. (S)	5.500		06-01-24	865,000	893,113
SUPERVALU, Inc. (L)(Z)	7.750		11-15-22	650,000	565,500
Tops Holding LLC (S)	8.000		06-15-22	860,000	748,200
Food products 0.7%
Fage International SA (S)	5.625		08-15-26	430,000	439,138
Post Holdings, Inc. (L)(Z)	7.375		02-15-22	615,000	658,481
Personal products 1.0%
Revlon Consumer Products Corp.	5.750		02-15-21	1,600,000	1,624,000
Tobacco 0.6%
Reynolds American, Inc. (Z)	6.875		05-01-20	720,000	852,534
Energy 17.9%					27,687,502
Energy equipment and services 1.2%
Chaparral Energy, Inc. (H)	7.625		11-15-22	785,000	427,825
Sabine Pass Liquefaction LLC (S)	5.875		06-30-26	610,000	626,013
Weatherford International, Ltd. (L)(Z)	8.250		06-15-23	905,000	843,913
Oil, gas and consumable fuels 16.7%
Anadarko Petroleum Corp. (L)(Z)	5.550		03-15-26	530,000	578,776
Antero Resources Corp.	5.125		12-01-22	552,000	514,740
Cenovus Energy, Inc. (Z)	3.800		09-15-23	875,000	842,360
Cheniere Corpus Christi Holdings LLC (S)	7.000		06-30-24	800,000	836,000
Continental Resources, Inc. (L)(Z)	4.500		04-15-23	500,000	452,500
Enbridge Energy Partners LP (Z)	5.875		10-15-25	2,005,000	2,206,374
Energy XXI Gulf Coast, Inc. (H)(S)	11.000		03-15-20	870,000	304,500
Freeport-McMoran Oil & Gas LLC	6.875		02-15-23	1,340,000	1,296,450
Global Partners LP (L)(Z)	6.250		07-15-22	1,225,000	1,047,375
Kinder Morgan Energy Partners LP (Z)	4.250		09-01-24	1,310,000	1,340,899
Kinder Morgan, Inc. (Z)	5.550		06-01-45	1,055,000	1,058,431
Lukoil International Finance BV (S)	4.563		04-24-23	1,000,000	1,012,500
Oasis Petroleum, Inc. (L)(Z)	6.875		03-15-22	824,000	718,940
Pacific Exploration and Production Corp. (H)(S)	5.125		03-28-23	705,000	116,325
PBF Holding Company LLC (S)	7.000		11-15-23	675,000	644,625
Permian Resources LLC (S)	7.125		11-01-20	500,000	291,250
Petrobras Global Finance BV (L)(Z)	6.850		06-05-2115	1,535,000	1,171,973
Petroleos Mexicanos (L)(Z)	5.500		01-21-21	755,000	804,075
SandRidge Energy, Inc. (H)(S)	8.750		06-01-20	1,505,000	515,463
SM Energy Company	5.625		06-01-25	1,755,000	1,456,650
Sunoco Logistics Partners Operations LP (Z)	3.900		07-15-26	425,000	422,479
Teekay Offshore Partners LP	6.000		07-30-19	1,085,000	903,263
Tesoro Corp. (Z)	5.125		04-01-24	650,000	657,313
Tesoro Logistics LP	6.125		10-15-21	635,000	660,464
Tesoro Logistics LP	6.250		10-15-22	650,000	676,000
Tullow Oil PLC (S)	6.000		11-01-20	1,020,000	836,400
Whiting Petroleum Corp. (L)(Z)	5.750		03-15-21	705,000	590,438
Whiting Petroleum Corp. (L)(Z)	6.250		04-01-23	360,000	297,450
Williams Partners LP (Z)	4.875		03-15-24	2,135,000	2,130,493
WPX Energy, Inc.	5.250		09-15-24	615,000	525,825
Zhaikmunai LLP (S)	6.375		02-14-19	1,000,000	879,420

SEE NOTES TO FUND'S INVESTMENTS3

Investors Trust

	Rate (%	)	Maturity date	Par value^	Value
Financials 22.3%					$34,578,370
Banks 9.0%
Banco BTG Pactual SA (S)	5.750		09-28-22	960,000	840,000
Citigroup, Inc. (6.125% to 11-15-20, then 3 month LIBOR + 4.478%) (Q)(Z)	6.125		11-15-20	1,000,000	1,039,780
CorpGroup Banking SA (S)	6.750		03-15-23	1,000,000	955,000
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate + 4.898%) (Q)(S)(Z)	7.875		01-23-24	865,000	856,350
Credit Agricole SA (8.125% to 12-23-25, then 5 Year U.S. Swap Rate + 6.185%) (L)(Q)(S)(Z)	8.125		12-23-25	1,365,000	1,436,663
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX + 5.514%) (Q)(Z)	6.875		06-01-21	760,000	782,800
ING Groep NV (6.000% to 4-16-20, then 5 Year U.S. Swap Rate + 4.445%) (Q)(Z)	6.000		04-16-20	1,660,000	1,639,250
ING Groep NV (6.500% to 4-16-25, then 5 Year U.S. Swap Rate + 4.446%) (Q)(Z)	6.500		04-16-25	700,000	669,375
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR + 3.780%) (Q)(Z)	6.750		02-01-24	2,200,000	2,477,530
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate + 4.760%) (L)(Q)(Z)	7.500		06-27-24	1,000,000	997,500
Sberbank of Russia (S)	6.125		02-07-22	1,000,000	1,089,900
Wells Fargo & Company (5.900% to 6-15-24, then 3 month LIBOR + 3.110%) (Q)(Z)	5.900		06-15-24	1,110,000	1,183,538
Capital markets 2.4%
Morgan Stanley (Z)	5.750		01-25-21	1,000,000	1,152,372
Morgan Stanley (5.550% to 7-15-20, then 3 month LIBOR + 3.810%) (Q)(Z)	5.550		07-15-20	1,160,000	1,174,500
The Goldman Sachs Group, Inc. (Z)	3.750		05-22-25	375,000	395,924
The Goldman Sachs Group, Inc. (5.375% to 5-10-20, then 3 month LIBOR + 3.922%) (Q)(Z)	5.375		05-10-20	1,000,000	1,015,305
Consumer finance 1.7%
American Express Company (4.900% to 3-15-20, then 3 month LIBOR + 3.285%) (Q)(Z)	4.900		03-15-20	1,095,000	1,056,675
Enova International, Inc.	9.750		06-01-21	665,000	558,600
Springleaf Finance Corp. (L)(Z)	6.900		12-15-17	465,000	490,817
Springleaf Finance Corp.	8.250		10-01-23	500,000	495,000
Diversified financial services 1.4%
Leucadia National Corp. (Z)	5.500		10-18-23	600,000	625,961
Lincoln Finance, Ltd. (S)	7.375		04-15-21	385,000	411,950
NewStar Financial, Inc. (Z)	7.250		05-01-20	1,145,000	1,095,822
Insurance 1.7%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate + 5.210%)	6.375		09-01-24	1,000,000	1,062,294
MetLife, Inc. (Z)	6.817		08-15-18	1,000,000	1,110,142
Symetra Financial Corp. (8.300% to 10-15-17, then 3 month LIBOR + 4.177%) (S)	8.300		10-15-37	520,000	527,150
Real estate investment trusts 2.9%
Crown Castle International Corp. (Z)	4.875		04-15-22	1,000,000	1,107,390
Crown Castle Towers LLC (S)(Z)	4.883		08-15-40	750,000	818,608
Trust F/1401 (S)	5.250		12-15-24	2,475,000	2,590,088
Real estate management and development 0.5%
Rialto Holdings LLC (S)	7.000		12-01-18	732,000	747,079
Thrifts and mortgage finance 2.7%
Ladder Capital Finance Holdings LLLP	7.375		10-01-17	550,000	556,875
Nationstar Mortgage LLC	7.875		10-01-20	505,000	475,013
Nationstar Mortgage LLC (L)(Z)	9.625		05-01-19	1,150,000	1,187,375
Quicken Loans, Inc. (S)(Z)	5.750		05-01-25	1,090,000	1,080,463
Stearns Holdings LLC (S)	9.375		08-15-20	925,000	875,281
Health care 10.3%					15,946,777
Biotechnology 0.6%
Celgene Corp. (Z)	5.000		08-15-45	750,000	873,419

4SEE NOTES TO FUND'S INVESTMENTS

Investors Trust

	Rate (%	)	Maturity date	Par value^		Value
Health care (continued)
Health care providers and services 8.0%
Community Health Systems, Inc. (L)(Z)	6.875		02-01-22		1,500,000	$1,290,000
Covenant Surgical Partners, Inc. (S)	8.750		08-01-19		250,000	241,250
DaVita HealthCare Partners, Inc. (L)(Z)	5.125		07-15-24		1,145,000	1,181,972
Fresenius US Finance II, Inc. (S)(Z)	4.500		01-15-23		700,000	739,375
HCA, Inc. (Z)	5.250		04-15-25		1,000,000	1,070,000
HCA, Inc.	5.375		02-01-25		1,805,000	1,878,337
HCA, Inc.	7.500		02-15-22		530,000	601,550
HealthSouth Corp.	5.750		11-01-24		1,545,000	1,602,938
LifePoint Health, Inc. (Z)	5.875		12-01-23		1,500,000	1,582,500
Molina Healthcare, Inc. (S)	5.375		11-15-22		700,000	714,000
Select Medical Corp. (L)(Z)	6.375		06-01-21		1,515,000	1,498,911
Pharmaceuticals 1.7%
Mallinckrodt International Finance SA (S)	5.500		04-15-25		1,350,000	1,245,375
Mallinckrodt International Finance SA (L)(S)(Z)	5.750		08-01-22		1,460,000	1,427,150
Industrials 10.5%						16,257,101
Aerospace and defense 2.4%
AerCap Ireland Capital, Ltd. (Z)	4.500		05-15-21		1,735,000	1,852,113
LMI Aerospace, Inc. (L)(Z)	7.375		07-15-19		710,000	722,425
Textron Financial Corp. (6.000% to 2-15-17, then 3 month LIBOR + 1.735%) (S)	6.000		02-15-67		1,745,000	1,103,713
Air freight and logistics 0.4%
XPO Logistics, Inc. (L)(S)(Z)	6.500		06-15-22		570,000	564,300
Airlines 2.7%
Air Canada (S)	8.750		04-01-20		1,250,000	1,334,375
Air Canada 2013-1 Class C Pass Through Trust (S)	6.625		05-15-18		1,550,000	1,600,375
TAM Capital 3, Inc. (S)	8.375		06-03-21		505,000	515,731
Tam Capital, Inc.	7.375		04-25-17		500,000	507,500
UAL 2009-1 Pass Through Trust	10.400		05-01-18		59,693	60,660
UAL 2009-2A Pass Through Trust	9.750		07-15-18		167,207	172,223
Building products 0.3%
Masco Corp. (Z)	4.450		04-01-25		500,000	531,250
Industrial conglomerates 0.3%
Odebrecht Finance, Ltd. (S)	8.250		04-25-18	BRL	2,250,000	287,981
Odebrecht Offshore Drilling Finance, Ltd. (S)	6.750		10-01-23		867,400	138,784
Machinery 0.9%
Trinity Industries, Inc. (Z)	4.550		10-01-24		1,375,000	1,326,410
Road and rail 0.9%
OPE KAG Finance Sub, Inc. (S)	7.875		07-31-23		900,000	911,250
The Hertz Corp. (L)(Z)	6.250		10-15-22		500,000	525,000
Trading companies and distributors 2.6%
Ahern Rentals, Inc. (S)	7.375		05-15-23		535,000	377,175
Aircastle, Ltd. (Z)	5.000		04-01-23		340,000	357,408
Aircastle, Ltd. (Z)	5.125		03-15-21		1,735,000	1,852,113
United Rentals North America, Inc. (L)(Z)	5.500		07-15-25		1,475,000	1,516,315
Information technology 7.3%						11,298,552
Internet software and services 1.4%
Ancestry.com Holdings LLC, PIK (S)	9.625		10-15-18		220,000	224,400
InterActiveCorp (Z)	4.875		11-30-18		517,000	529,925
Rackspace Hosting, Inc. (S)(Z)	6.500		01-15-24		1,295,000	1,337,088

SEE NOTES TO FUND'S INVESTMENTS5

Investors Trust

	Rate (%	)	Maturity date	Par value^	Value
Information technology (continued)
IT services 1.0%
Sixsigma Networks Mexico SA de CV (S)	8.250		11-07-21	1,500,000	$1,500,000
Semiconductors and semiconductor equipment 1.8%
Micron Technology, Inc.	5.500		02-01-25	1,000,000	897,500
Micron Technology, Inc. (S)	5.625		01-15-26	1,400,000	1,242,500
Micron Technology, Inc. (S)(Z)	7.500		09-15-23	640,000	699,802
Software 2.1%
Activision Blizzard, Inc. (S)(Z)	5.625		09-15-21	1,050,000	1,098,563
Activision Blizzard, Inc. (S)(Z)	6.125		09-15-23	1,000,000	1,091,250
Electronic Arts, Inc. (Z)	4.800		03-01-26	1,020,000	1,121,878
Technology hardware, storage and peripherals 1.0%
Diamond 1 Finance Corp. (S)	6.020		06-15-26	1,450,000	1,555,646
Materials 16.6%					25,765,863
Building materials 0.8%
Standard Industries, Inc. (S)(Z)	5.375		11-15-24	1,220,000	1,279,475
Chemicals 6.0%
Ashland, Inc. (Z)	6.875		05-15-43	1,800,000	1,944,000
Braskem Finance, Ltd. (L)(Z)	6.450		02-03-24	760,000	792,300
CVR Partners LP (S)	9.250		06-15-23	725,000	741,313
Mexichem SAB de CV (S)	6.750		09-19-42	1,500,000	1,620,000
Platform Specialty Products Corp. (L)(S)(Z)	6.500		02-01-22	1,615,000	1,401,013
Rain CII Carbon LLC (S)	8.250		01-15-21	360,000	300,600
The Chemours Company (L)(Z)	6.625		05-15-23	1,595,000	1,375,688
The Scotts Miracle-Gro Company (S)	6.000		10-15-23	490,000	523,075
Tronox Finance LLC (L)(Z)	6.375		08-15-20	500,000	405,000
Tronox Finance LLC (S)	7.500		03-15-22	280,000	222,250
Containers and packaging 3.2%
Ardagh Finance Holdings SA, PIK (L)(S)(Z)	8.625		06-15-19	911,816	939,170
Ardagh Packaging Finance PLC (S)	7.250		05-15-24	320,000	337,600
Ball Corp. (Z)	5.250		07-01-25	1,425,000	1,539,000
Crown Americas LLC	4.500		01-15-23	1,000,000	1,033,750
Graphic Packaging International, Inc. (Z)	4.875		11-15-22	650,000	680,063
Reynolds Group Issuer, Inc.	5.750		10-15-20	400,000	413,000
Metals and mining 5.7%
AngloGold Ashanti Holdings PLC	5.375		04-15-20	675,000	707,063
AngloGold Ashanti Holdings PLC	8.500		07-30-20	500,000	531,875
ArcelorMittal (L)(Z)	7.250		02-25-22	880,000	963,600
FMG Resources August 2006 Pty, Ltd. (S)(Z)	9.750		03-01-22	670,000	750,400
Glencore Finance Canada, Ltd. (L)(S)(Z)	3.600		01-15-17	730,000	736,132
Lundin Mining Corp. (S)	7.500		11-01-20	675,000	712,260
MMC Norilsk Nickel OJSC (S)	5.550		10-28-20	750,000	790,151
Rio Tinto Finance USA, Ltd. (Z)	7.125		07-15-28	710,000	942,279
Severstal OAO (S)	4.450		03-19-18	1,000,000	1,027,500
Teck Resources, Ltd.	6.250		07-15-41	1,110,000	854,700
Vale Overseas, Ltd. (L)(Z)	5.875		06-10-21	790,000	819,625
Paper and forest products 0.9%
Norbord, Inc. (S)	6.250		04-15-23	735,000	763,481
Sappi Papier Holding GmbH (S)	7.750		07-15-17	600,000	619,500

6SEE NOTES TO FUND'S INVESTMENTS

Investors Trust

	Rate (%	)	Maturity date	Par value^		Value
Telecommunication services 14.8%						$22,845,196
Diversified telecommunication services 11.7%
CenturyLink, Inc. (L)(Z)	7.500		04-01-24		620,000	661,850
Cincinnati Bell, Inc.	8.375		10-15-20		1,246,000	1,291,168
Frontier Communications Corp.	7.125		03-15-19		530,000	567,100
Frontier Communications Corp.	11.000		09-15-25		1,205,000	1,287,844
GCI, Inc.	6.875		04-15-25		1,355,000	1,405,813
Inmarsat Finance PLC (S)(Z)	4.875		05-15-22		1,275,000	1,185,495
Intelsat Jackson Holdings SA	7.500		04-01-21		840,000	596,400
Intelsat Luxembourg SA (L)(Z)	6.750		06-01-18		630,000	387,450
Level 3 Financing, Inc.	5.625		02-01-23		825,000	866,250
SBA Communications Corp.	4.875		07-15-22		1,135,000	1,163,375
SFR Group SA (S)	6.250		05-15-24		1,675,000	1,612,188
T-Mobile USA, Inc.	6.250		04-01-21		900,000	941,625
T-Mobile USA, Inc.	6.500		01-15-26		2,000,000	2,166,000
T-Mobile USA, Inc.	6.625		04-01-23		895,000	960,604
Telecom Italia Capital SA	6.000		09-30-34		720,000	705,600
Wind Acquisition Finance SA (S)	7.375		04-23-21		1,000,000	995,000
Windstream Services LLC	7.500		06-01-22		1,375,000	1,265,000
Wireless telecommunication services 3.1%
America Movil SAB de CV	6.000		06-09-19	MXN	8,670,000	456,389
America Movil SAB de CV	6.450		12-05-22	MXN	10,370,000	531,221
Colombia Telecomunicaciones SA ESP (S)	5.375		09-27-22		1,000,000	975,000
Digicel, Ltd. (L)(S)(Z)	6.000		04-15-21		405,000	378,675
Sprint Communications, Inc.	6.000		11-15-22		935,000	802,118
Telefonica Celular del Paraguay SA (S)	6.750		12-13-22		1,000,000	1,035,000
VimpelCom Holdings BV (S)	7.504		03-01-22		550,000	608,031
Utilities 7.9%						12,240,100
Electric utilities 3.7%
Abengoa Transmision Sur SA (S)	6.875		04-30-43		2,030,000	2,154,338
Beaver Valley II Funding Corp.	9.000		06-01-17		5,000	5,025
BVPS II Funding Corp.	8.890		06-01-17		30,000	30,855
Empresa Electrica Angamos SA (S)	4.875		05-25-29		1,000,000	1,023,932
FPL Energy National Wind LLC (S)	5.608		03-10-24		58,998	56,048
Israel Electric Corp., Ltd. (S)	5.000		11-12-24		1,000,000	1,090,500
Israel Electric Corp., Ltd. (S)	6.700		02-10-17		1,000,000	1,022,000
Talen Energy Supply LLC (S)	4.625		07-15-19		175,000	165,813
W3A Funding Corp.	8.090		01-02-17		180,345	180,238
Gas utilities 1.3%
AmeriGas Finance LLC (Z)	7.000		05-20-22		1,000,000	1,053,750
AmeriGas Partners LP	5.625		05-20-24		900,000	931,500
Independent power and renewable electricity producers 2.9%
Dynegy, Inc. (L)(Z)	7.625		11-01-24		1,085,000	1,060,588
NRG Energy, Inc.	6.250		07-15-22		1,320,000	1,326,600
NRG Energy, Inc. (S)	6.625		01-15-27		600,000	593,250
NRG Energy, Inc. (S)	7.250		05-15-26		450,000	461,813
NRG Yield Operating LLC (L)(Z)	5.375		08-15-24		1,060,000	1,083,850
Term loans (M) 0.4% (0.3% of Total investments)						$658,232
(Cost $916,127)
Industrials 0.4%						658,232
Airlines 0.0%
Global Aviation Holdings, Inc. (H)	0.000		07-13-17	51,038		0

SEE NOTES TO FUND'S INVESTMENTS7

Investors Trust

Rate (%	)	Maturity date	Par value^	Value
Industrials (continued)
Airlines (continued)
Global Aviation Holdings, Inc. (H)	0.000	02-13-18	514,063	$0
Machinery 0.4%
Gardner Denver, Inc.	4.250	07-30-20	692,875	658,232
Capital preferred securities (a) 0.6% (0.4% of Total investments)	$960,000
(Cost $1,146,884)
Financials 0.6%	960,000
Diversified financial services 0.6%
ILFC E-Capital Trust II (P)(S)	4.230	12-21-65	1,200,000	960,000
U.S. Government and Agency obligations 7.7% (5.0% of Total investments)	$11,978,744
(Cost $11,572,747)
U.S. Government Agency 7.7%	11,978,744
Federal National Mortgage Association
15 Yr Pass Thru (L) (Z)	4.000	12-01-24	964,491	1,032,571
30 Yr Pass Thru (L) (Z)	4.000	12-01-40	2,576,285	2,823,230
30 Yr Pass Thru (L) (Z)	4.000	09-01-41	2,508,905	2,718,814
30 Yr Pass Thru (L) (Z)	4.000	10-01-41	1,357,099	1,477,426
30 Yr Pass Thru	4.000	01-01-42	683,406	744,428
30 Yr Pass Thru (L) (Z)	4.500	10-01-40	1,790,543	1,975,484
30 Yr Pass Thru	5.000	04-01-41	422,410	480,871
30 Yr Pass Thru	5.500	08-01-40	141,693	160,063
30 Yr Pass Thru	6.500	01-01-39	486,489	565,857
Foreign government obligations 2.3% (1.4% of Total investments)	$3,473,297
(Cost $3,447,774)
Argentina 0.9%	1,303,200
Republic of Argentina Bond (S)	7.500	04-22-26	1,200,000	1,303,200
Dominican Republic 0.7%	1,122,500
Government of Dominican Republic Bond (S)	6.875	01-29-26	1,000,000	1,122,500
Mexico 0.7%	1,047,597
Government of Mexico Bond	10.000	12-05-24	MXN	15,430,000	1,047,597
Collateralized mortgage obligations 2.3% (1.5% of Total investments)	$3,581,421
(Cost $2,453,906)
Commercial and residential 1.7%	2,717,974
Bear Stearns Adjustable Rate Mortgage Trust Series 2005-2, Class A1 (P)	3.090	03-25-35	249,377	250,381
Bear Stearns Asset Backed Securities Trust Series 2004-AC5, Class A1	5.250	10-25-34	234,709	233,955
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust Series 2004-4, Class 2AR1 (P)	0.716	06-25-34	308,880	293,263
HarborView Mortgage Loan Trust
Series 2007-3, Class ES IO (S)	0.350	05-19-47	5,004,493	78,686
Series 2007-4, Class ES IO	0.350	07-19-47	5,240,713	76,294
Series 2007-6, Class ES IO (S)	0.338	08-19-37	4,048,474	51,671
Hilton USA Trust Series 2013-HLF, Class EFL (P) (S)	4.186	11-05-30	761,640	762,700
IndyMac Index Mortgage Loan Trust
Series 2005-AR18, Class 1X IO	2.034	10-25-36	6,506,476	609,540
Series 2005-AR18, Class 2X IO	1.735	10-25-36	5,798,860	361,484

8SEE NOTES TO FUND'S INVESTMENTS

Investors Trust

	Rate (%	)	Maturity date	Par value^	Value
U.S. Government Agency 0.6%					$863,447
Federal Home Loan Mortgage Corp.
Series 290, Class IO	3.500		11-15-32	2,556,843	367,022
Series K017, Class X1 IO	1.411		12-25-21	2,667,645	158,467
Series K709, Class X1 IO	1.523		03-25-19	3,110,340	105,433
Series K710, Class X1 IO	1.764		05-25-19	3,155,788	128,606
Government National Mortgage Association Series 2012-114, Class IO	0.901		01-16-53	1,577,805	103,919
Asset backed securities 1.2% (0.7% of Total investments)					$1,789,526
(Cost $1,788,152)
ContiMortgage Home Equity Loan Trust Series 1995-2, Class A5	8.100		08-15-25	21,055	16,883
Domino's Pizza Master Issuer LLC Series 2015-1A, Class A2I (S)	3.484		10-25-45	992,500	997,463
Driven Brands Funding LLC Series 2015-1A, Class A2 (S)	5.216		07-20-45	774,150	775,180
				Shares	Value
Preferred securities (b) 2.1% (1.3% of Total investments)					$3,175,080
(Cost $3,014,542)
Financials 1.4%					2,064,220
Consumer finance 0.4%
SLM Corp., Series A, 6.970% (L)(Z)				11,062	553,100
Diversified financial services 0.4%
GMAC Capital Trust I, 6.411% (P)				24,000	610,080
Real estate investment trusts 0.6%
American Tower Corp., 5.250% (L)(Z)				8,000	901,040
Utilities 0.7%					1,110,860
Electric utilities 0.7%
Exelon Corp., 6.500% (L)(Z)				22,195	1,110,860
Common stocks 0.0% (0.0% of Total investments)					$0
(Cost $593,666)
Consumer discretionary 0.0%					0
Media 0.0%
Vertis Holdings, Inc. (I)				34,014	0
Industrials 0.0%					0
Airlines 0.0%
Global Aviation Holdings, Inc., Class A (I)				82,159	0
	Yield	* (%)	Maturity date	Par value^	Value
Short-term investments 2.1% (1.4% of Total investments)					$3,273,000
(Cost $3,273,000)
U.S. Government Agency 1.4%					2,234,000
Federal Home Loan Bank Discount Note	0.150		08-01-16	2,234,000	2,234,000
				Par value^	Value
Repurchase agreement 0.7%					$1,039,000
Repurchase Agreement with State Street Corp. dated 7-29-16 at 0.030% to be repurchased at $1,039,003 on 8-1-16, collateralized by $1,055,000 Federal National Mortgage Association, 1.985% due 9-29-21 (valued at $1,064,231, including interest)				1,039,000	1,039,000
Total investments (Cost $239,399,063)† 154.9%					$239,789,648
Other assets and liabilities, net (54.9%)					($84,992,930)
Total net assets 100.0%					$154,796,718

SEE NOTES TO FUND'S INVESTMENTS9

Investors Trust

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Key to Currency Abbreviations
BRL	Brazilian Real
MXN	Mexican Peso
Key to Security Abbreviations and Legend
IO	Interest Only Security — (Interest Tranche of Stripped Mortgage Pool). Rate shown is the effective yield at period end.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
PIK	Payment-in-kind
(a)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(b)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(H)	Non-income producing - Issuer is in default.
(I)	Non-income producing security.
(L)	A portion of this security is on loan as of 7-31-16, and is a component of the fund's leverage under the Liquidity Agreement. The value of securities on loan amounted to $36,823,695.
(M)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $90,225,401 or 58.3% of the fund's net assets as of 7-31-16.
(Z)	All or a portion of this security is segregated as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-16 was $105,772,843.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 7-31-16, the aggregate cost of investment securities for federal income tax purposes was $240,370,621. Net unrealized depreciation aggregated to $580,973, of which $9,043,278 related to appreciated investment securities and $9,624,251 related to depreciated investment securities.

The fund had the following country composition as a percentage of total investments on 7-31-16:

United States	71.0%
Mexico	5.1%
Luxembourg	3.3%
Canada	2.9%
United Kingdom	2.3%
Brazil	1.8%
Ireland	1.7%
France	1.6%
Netherlands	1.4%
Russia	1.1%
Other countries	7.8%
TOTAL	100.0%

10SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures. The time at which shares and transactions are priced and until which orders are accepted may vary to the extent permitted by the Securities and Exchange Commission and applicable regulations.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are valued at the last sale price or official closing price on the exchange or principal market where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Swaps are valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of July 31, 2016, all investments are categorized as Level 2 under the hierarchy described above, except for preferred securities which are categorized as Level 1.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Derivative instruments. The fund may invest in derivatives in order to meet its investment objectives. Derivatives include a variety of different instruments that may be traded in the over-the-counter (OTC) market, on a regulated exchange or through a clearing facility. The risks in using derivatives vary depending upon the structure of the instruments, including the use of leverage, optionality, the liquidity or lack of liquidity of the contract, the creditworthiness of the counterparty or clearing organization and the volatility of the position. Some derivatives involve risks that are potentially greater than the risks associated with investing directly in the referenced securities or other referenced underlying instrument. Specifically, the fund is exposed to the risk that the counterparty to an OTC derivatives contract will be unable or unwilling to make timely settlement payments or otherwise honor its obligations. OTC derivatives transactions typically can only be closed out with the other party to the transaction.

Interest rate swaps. Interest rate swaps represent an agreement between the fund and a counterparty to exchange cash flows based on the difference between two interest rates applied to a notional amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other. The fund settles accrued net interest receivable or payable under the swap contracts at specified, future intervals. Swap agreements are privately negotiated in the OTC market or may be executed on a registered commodities exchange (centrally cleared swaps). Swaps are marked-to-market daily and the change in value is recorded as unrealized appreciation/depreciation of swap contracts. A termination payment by the counterparty or the fund is recorded as realized gain or loss, as well as the net periodic payments received or paid by the fund. The value of the swap will typically impose collateral posting obligations on the party that is considered out-of-the-money on the swap.

       11

During the period ended July 31, 2016, the fund used interest rate swaps to manage against anticipated interest rate changes. The following table summarizes the interest rate swap contracts held as of July 31, 2016.

Counterparty	USD notional amount	Payments made by fund	Payments received by fund	Maturity date	Market value
Morgan Stanley Capital Services	$22,000,000	Fixed 1.4425%	3 Month LIBOR (a)	Aug 2016	($123,744)
Morgan Stanley Capital Services	22,000,000	Fixed 1.0938%	3 Month LIBOR (a)	May 2017	(68,158)
Total	$44,000,000				($191,902)

(a) At 7-31-16, the 3-month LIBOR rate was 0.7591%

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

       12

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Computershare P.O. Box 30170 College Station, TX 77842-3170
Phone	Customer service representatives Portfolio commentary 24-hour automated information TDD line	800-852-0218 800-344-7054 800-843-0090 800-231-5469

	P5Q3	07/16
This report is for the information of the shareholders of John Hancock Investors Trust.		9/16

ITEM 2. CONTROLS AND PROCEDURES.

(a)     Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)     There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust

By:

/s/ Andrew G. Arnott

_________________________

Andrew G. Arnott

President

Date: September 16, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Andrew G. Arnott

_________________________

Andrew G. Arnott

President

Date: September 16, 2016

By:

/s/ Charles A. Rizzo

_________________________

Charles A. Rizzo

Chief Financial Officer

Date: September 16, 2016